Income Taxes - Domestic and Foreign Income (Loss) before income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 189,478	$ 194,540	$ 31,733
Foreign	217,782	115,858	122,121
Total income before income taxes	$ 407,260	$ 310,398	$ 153,854